MERRILL LYNCH
                                                              GLOBAL UTILITY
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              May 31, 2000

                     MERRILL LYNCH GLOBAL UTILITY FUND, INC.

                               [GRAPHIC OMITTED]

A pie graph depicting Sector Diversification As a percentage of Equities as of May 31, 2000.

Sector                   Telecommunications             41.1%
Diversification          Utilities--Electric            41.4%
As a Percentage of       Utilities--Gas                 16.7%
Equities as of           Utilities--Water                0.8%
May 31, 2000

                               [GRAPHIC OMITTED]

A pie graph depicting Geographical Diversification As a Percentage of Equities as of May 31, 2000.

Geographical             Europe                         22.0%
Diversification          Asia/Pacific Basin              5.6%
As a Percentage of       Americas (Ex-US)                5.5%
Equities as of           United States                  66.9%
May 31, 2000

DEAR SHAREHOLDER

For the six-month period ended May 31, 2000, Merrill Lynch Global Utility Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +5.99%, +5.59%, +5.59% and +5.85%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 4 and 5 of this report to shareholders.) These results compared favorably to the total return for the Lipper Utility Fund average of +5.58%.

During the past six months, we changed the composition of the Fund's equity holdings. At the end of the Fund's fiscal year, November 30, 1999, approximately 35% of the Fund's net assets were invested in US-based utilities and 62% in non US-based utility stocks. However, as of May 31, 2000, nearly 56% of the Fund's net assets were invested in US-based utilities compared to 27.5% in foreign utility stocks. More specifically, we reduced our exposure to European utilities, particularly large incumbent vertically integrated telecommunications companies. We have also added to our domestic utility holdings, primarily in the electric and natural gas sectors.

Several factors led to this shift in the Fund's portfolio. Strength in the European telecommunications sector resulted in a large disparity in valuation levels between US and non US-based telecommunication stocks. The bidding for spectrum in Europe for the next generation in cellular technology is ongoing and proving to be initially very expensive. There is more than $50 billion in stock value coming to the market as a result of continued privatizations and the spinning off of assets from some of the incumbent telephone companies in the hope of realizing higher valuations. Lastly, the consolidation theme appears to have slowed as several announcements have resulted in no transactions.

Further additions to our holdings in the domestic electric and natural gas sectors resulted in part from taking a more defensive investment position in a period of stock market volatility. Moreover, valuation and fundamentals were also attractive. The domestic electric sector, which significantly underperformed in calendar 1999, was trading at historic low valuation levels. With the focus shifting to the growth potential and asset valuation of non-regulated assets, there was a catalyst for possible upside in stock prices. Second, we have begun to see new interest in the sector from investors such as Warren Buffet and Kohlberg, Kravis and Roberts & Co.

The domestic natural gas sector is a beneficiary of high demand for natural gas and low storage levels. The net result is that the price of natural gas has risen sharply. The demand by electric companies for natural gas has also risen as a result of environmental concerns as well as the increased usage of generation plants that are used solely for peaking periods.

The Fund has retained a significant position in the cellular/wireless telecommunications sector both overseas and in the United States. The continuing improvement in quality, longer battery life, one distance pricing and high consumer demand bodes well for the future of this industry. Furthermore, access to the Internet via the cellular phone should result in higher usage and more revenues for the companies.

Lastly, we added new positions in the independent power producer market and emerging telecommunications. Independent power producers are beneficiaries of a more competitive electric generating market as their plants tend to be newer and therefore more efficient. The emerging telecom sector, which was strong in the beginning of 2000, was negatively affected with the sell-off in the National Association of Securities Dealers Automated Quotations. Consequently, it became an attractive investment opportunity. The sector benefits from the continued upward demand for communications services driven by the Internet and customers' need to interact. The equipment that they use is usually more technologically advanced than some of the larger incumbent telephone companies and this provides a service and cost advantage for the sector.

In Conclusion

On March 31, 2000, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the Fund would acquire substantially all of the assets and liabilities of Merrill Lynch Utility Income Fund, Inc. in exchange for newly issued shares of the Fund. These Funds are registered, diversified, open-end management investment companies. Both entities are managed by Merrill Lynch Asset Management, L.P. Upon completion of the reorganization plan, the Fund will change its name to Merrill Lynch Utilities and Telecommunications Fund, Inc.

We appreciate your investment in Merrill Lynch Global Utility Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager


June 23, 2000

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     2 & 3

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

PERFORMANCE DATA

About Fund        Investors are able to purchase shares of the Fund through the
Performance       Merrill Lynch Select PricingSM System, which offers four
                  pricing alternatives:

            o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

            o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

            o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

            o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

                  None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual
Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/00                                  +22.96%          +18.05%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                            +20.22           +19.24
--------------------------------------------------------------------------------
Inception (12/28/90)
through 3/31/00                                     +14.89           +14.39
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                    % Return        % Return
                                                  Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/00                                  +21.99%          +17.99%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                            +19.28           +19.28
--------------------------------------------------------------------------------
Inception (12/28/90)
through 3/31/00                                     +14.01           +14.01
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                    % Return        % Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/00                                  +21.88%          +20.88%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                            +19.23           +19.23
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/00                                     +17.37           +17.37
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/00                                  +22.66%          +17.75%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                            +19.87           +18.90
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/00                                     +18.04           +17.16
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent
Performance
Results*

                                                6 Month       12 Month    Since Inception
As of May 31, 2000                           Total Return   Total Return    Total Return
=========================================================================================
ML Global Utility Fund, Inc. Class A Shares      +5.99%        +10.80%        +236.36%
-----------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class B Shares      +5.59         + 9.95         +212.84
-----------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class C Shares      +5.59         + 9.91         +122.27
-----------------------------------------------------------------------------------------
ML Global Utility Fund, Inc. Class D Shares      +5.85         +10.51         +129.41
=========================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception dates are from 12/28/90 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

PORTFOLIO INFORMATION

As of May 31, 2000

Ten Largest Holdings                                               Percent of
(Equity Investments)                                               Net Assets
Telecom Italia SpA* ..........................................        3.2%
SBC Communications Inc. ......................................        3.0
FPL Group, Inc. ..............................................        2.6
BellSouth Corporation ........................................        2.5
El Paso Energy Corporation ...................................        2.4
Edison International .........................................        2.3
The Williams Companies, Inc. .................................        2.3
Vodafone AirTouch PLC (ADR) ..................................        2.2
The Southern Company .........................................        2.0
British Telecommunications PLC ...............................        1.8

* Includes combined holdings.


                                     4 & 5

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                            Shares                                                                       Percent of
COUNTRY          Industries                  Held                     Common Stocks                          Value       Net Assets
====================================================================================================================================
Australia        Telecommunications         721,400   + Cable & Wireless Optus Limited                  $   1,971,366        0.6%
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas             848,724     Australian Gas Light Company Limited                4,420,719        1.3
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Australia                    6,392,085        1.9
====================================================================================================================================
Bermuda          Telecommunications         221,400   + Global Crossing Ltd.                                5,548,837        1.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Bermuda                      5,548,837        1.6
====================================================================================================================================
Brazil           Telecommunications          28,000     Embratel Participacoes SA (ADR) (a)                   586,250        0.2
                                              2,800     Tele Celular Sul Participacoes SA (ADR) (a)            94,850        0.0
                                              9,333     Tele Centro Oeste Celular Participacoes SA
                                                          (ADR) (a)                                            95,080        0.0
                                              5,600     Tele Centro Sul Participacoes SA (ADR) (a)            336,000        0.1
                                                560     Tele Leste Celular Participacoes SA (ADR) (a)          22,470        0.0
                                              1,400     Tele Nordeste Celular Participacoes SA (ADR) (a)       74,200        0.0
                                                560     Tele Norte Celular Participacoes SA (ADR) (a)          25,760        0.0
                                             31,278     Tele Norte Leste Participacoes SA (ADR) (a)           613,831        0.2
                                              5,600     Tele Sudeste Celular Participacoes SA (ADR) (a)       240,800        0.1
                                             28,000   + Telecomunicacoes Brasileiras SA--Telebras
                                                          (ADR) (a)                                               438        0.0
                                              1,400     Telemig Celular Participacoes SA (ADR) (a)             81,288        0.0
                                             11,200     Telesp Celular Participacoes SA (ADR) (a)             424,200        0.2
                                             28,000     Telesp Telecomunicacoes de Sao Paulo SA               710,500        0.2
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Brazil                       3,305,667        1.0
====================================================================================================================================
Canada           Telecommunications          30,000     BCE Inc.                                              690,000        0.2
                                             47,112     Nortel Networks Corporation                         2,558,748        0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Canada                       3,248,748        1.0
====================================================================================================================================
Denmark          Telecommunications         135,900     Tele Danmark A/S (ADR) (a)                          4,781,981        1.4
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Denmark                      4,781,981        1.4
====================================================================================================================================
Finland          Telecommunications          33,000     Nokia Oyj `A' (ADR) (a)                             1,716,000        0.5
                                            118,218     Sonera Oyj                                          5,953,201        1.8
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Finland                      7,669,201        2.3
====================================================================================================================================
Germany          Telecommunications          20,000     Mannesmann AG                                       5,174,892        1.5
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric        104,000     Viag AG                                             2,117,069        0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Germany                      7,291,961        2.1
====================================================================================================================================
Hong Kong        Telecommunications          20,900   + China Telecom (Hong Kong) Limited (ADR) (a)         3,072,300        0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric        232,000     CLP Holdings Limited                                1,077,823        0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas             201,320     Hong Kong and China Gas Company Ltd.                  218,321        0.1
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Hong Kong                    4,368,444        1.3
====================================================================================================================================
Italy            Telecommunications         243,000     Telecom Italia SpA                                  3,335,301        1.0
                                          1,191,700     Telecom Italia SpA (Registered Non-Convertible)     7,349,464        2.2
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Italy                       10,684,765        3.2
====================================================================================================================================
Japan            Telecommunications             290     Nippon Telegraph & Telephone Corporation (NTT)      3,447,411        1.0
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Japan                        3,447,411        1.0
====================================================================================================================================
Mexico           Telecommunications          70,000     Telefonos de Mexico SA (ADR) (a)                    3,408,125        1.0
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Mexico                       3,408,125        1.0
====================================================================================================================================
New Zealand      Telecommunications          56,000     Telecom Corporation of New Zealand Limited
                                                          (ADR) (a)                                         1,561,000        0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in New Zealand                  1,561,000        0.5
====================================================================================================================================
Portugal         Telecommunications         349,000     Portugal Telecom SA (ADR) (a)                       3,795,375        1.1
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric         80,820     EDP-Eletricidade de Portugal, SA (ADR) (a)          2,773,136        0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Portugal                     6,568,511        1.9
====================================================================================================================================
Spain            Utilities--Electric        234,500     Endesa SA (ADR) (a)                                 4,939,156        1.5
                                            323,500     Iberdrola SA                                        4,110,190        1.2
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in Spain                        9,049,346        2.7
====================================================================================================================================
United Kingdom   Telecommunications         429,423     British Telecommunications PLC                      6,219,609        1.8
                                            158,900     Vodafone AirTouch PLC (ADR) (a)                     7,279,606        2.2
                                                                                                        -------------      -----
                                                                                                           13,499,215        4.0
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric        370,000     PowerGen PLC                                        2,433,372        0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in the United Kingdom          15,932,587        4.7
====================================================================================================================================
United States    Telecommunications         155,000     AT&T Corp.                                          5,376,562        1.6
                                             24,000   + Allegiance Telecom, Inc.                            1,254,000        0.4
                                             95,232     Bell Atlantic Corporation                           5,035,392        1.5
                                            183,600     BellSouth Corporation                               8,571,825        2.5
                                            129,000     Broadwing Inc.                                      3,071,812        0.9
                                             33,500     GTE Corporation                                     2,118,875        0.6
                                             31,000     Lucent Technologies Inc.                            1,778,625        0.5
                                            234,040     SBC Communications Inc.                            10,224,623        3.0
                                             40,000   + WinStar Communications, Inc.                        1,130,000        0.3
                                            162,000   + WorldCom, Inc.                                      6,085,125        1.8
                                                                                                        -------------      -----
                                                                                                           44,646,839       13.1
                 -------------------------------------------------------------------------------------------------------------------


                                      6 & 7

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

SCHEDULE OF INVESTMENTS (concluded) (in US dollars)

                                            Shares                                                                       Percent of
COUNTRY          Industries                  Held                     Common Stocks                          Value       Net Assets
====================================================================================================================================
United States    Utilities--Electric        156,000     Allegheny Energy, Inc.                          $   4,826,250        1.4%
(concluded)                                  52,000   + Calpine Corporation                                 5,508,750        1.6
                                            166,962     Cinergy Corp.                                       4,445,363        1.3
                                             84,200     Consolidated Edison, Inc.                           2,747,025        0.8
                                            105,200     Constellation Energy Group                          3,609,675        1.1
                                            153,000     DPL Inc.                                            3,585,937        1.1
                                             92,000     DQE, Inc.                                           3,887,000        1.2
                                            118,900     DTE Energy Company                                  4,109,481        1.2
                                             85,000     Duke Energy Corporation                             4,951,250        1.5
                                            365,000     Edison International                                7,801,875        2.3
                                            212,000     Energy East Corporation                             4,531,500        1.3
                                            180,000     FPL Group, Inc.                                     8,910,000        2.6
                                            127,300     GPU, Inc.                                           3,596,225        1.1
                                            156,000     The Montana Power Company                           5,898,750        1.7
                                             87,200     NSTAR                                               3,755,050        1.1
                                            124,000     New Century Energies, Inc.                          4,169,500        1.2
                                            239,500     NiSource Inc.                                       4,325,969        1.3
                                            109,000     Pinnacle West Capital Corporation                   3,896,750        1.2
                                            144,200     Reliant Energy, Inc.                                4,109,700        1.2
                                            138,000     SCANA Corporation                                   3,570,750        1.1
                                            260,200     The Southern Company                                6,748,938        2.0
                                                                                                        -------------      -----
                                                                                                           98,985,738       29.3
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas              95,000     The Coastal Corporation                             5,830,625        1.7
                                             27,000     Columbia Energy Group                               1,746,563        0.5
                                             53,000     Dynegy Inc. (Class A)                               4,087,625        1.2
                                            155,300     El Paso Energy Corporation                          7,997,950        2.4
                                             80,000     Enron Corp.                                         5,830,000        1.7
                                            130,000     KeySpan Corporation                                 3,965,000        1.2
                                            105,000     National Fuel Gas Company                           5,440,313        1.6
                                            183,000     The Williams Companies, Inc.                        7,605,938        2.3
                                                                                                        -------------      -----
                                                                                                           42,504,014       12.6
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Water            86,200     Philadelphia Suburban Corporation                   2,133,450        0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks in the United States          188,270,041       55.6
====================================================================================================================================
                                                        Total Investments in Common Stocks
                                                          (Cost--$205,480,303)                            281,528,710       83.2
====================================================================================================================================

SHORT-TERM                                  Face
SECURITIES                                 Amount                        Issue
====================================================================================================================================
                 Commercial Paper*      $ 8,000,000     American Home Products, Inc., 6.50% due
                                                          6/26/2000                                         7,963,889        2.4
                                         14,230,000     Associates Corporation of North America,
                                                          6.80% due 6/01/2000                              14,230,000        4.2
                                         10,000,000     CSW Credit Inc., 6.47% due 6/19/2000                9,967,650        2.9
                                         15,000,000     Goldman Sachs Group, Inc., 6.38% due
                                                          6/15/2000                                        14,962,783        4.4
                 -------------------------------------------------------------------------------------------------------------------
                 US Government           10,000,000     Federal Home Loan Banks, 6.33% due 6/09/2000        9,985,933        3.0
                 Agency Obligation*
                 -------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Short-Term Securities
                                                          (Cost--$57,110,255)                              57,110,255       16.9
====================================================================================================================================
                 Total Investments (Cost--$262,590,558)                                                   338,638,965      100.1
                 Liabilities in Excess of Other Assets                                                       (260,883)      (0.1)
                                                                                                        -------------      -----
                 Net Assets                                                                             $ 338,378,082      100.0%
                                                                                                        =============      =====
====================================================================================================================================

(a)   American Depositary Receipts (ADR).
* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
+     Non-income producing security.

   See Notes to Financial Statements.


                                     8 & 9

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

                As of May 31, 2000
============================================================================================================================
Assets:         Investments, at value (identified cost--$262,590,558) ........................                  $338,638,965
                Foreign cash .................................................................                           398
                Receivables:
                   Dividends .................................................................   $    829,790
                   Capital shares sold .......................................................        186,559      1,016,349
                                                                                                 ------------
                Prepaid registration fees ....................................................                        60,793
                                                                                                                ------------
                Total assets .................................................................                   339,716,505
                                                                                                                ------------
============================================================================================================================
Liabilities:    Payables:
                   Capital shares redeemed ...................................................        423,633
                   Distributor ...............................................................        197,806
                   Investment adviser ........................................................        143,231        764,670
                                                                                                 ------------
                Accrued expenses and other liabilities .......................................                       573,753
                                                                                                                ------------
                Total liabilities ............................................................                     1,338,423
                                                                                                                ------------
============================================================================================================================
Net Assets:     Net assets ...................................................................                  $338,378,082
                                                                                                                ============
============================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                   $    187,814
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                      1,442,830
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                         46,572
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                         77,081
                Paid-in capital in excess of par .............................................                   147,505,416
                Undistributed investment income--net .........................................                     3,712,458
                Undistributed realized capital gains on investments and foreign currency
                transactions--net ............................................................                   109,369,438
                Unrealized appreciation on investments and foreign currency transactions--net                     76,036,473
                                                                                                                ------------
                Net assets ...................................................................                  $338,378,082
                                                                                                                ============
============================================================================================================================
Net Asset       Class A--Based on net assets of $36,331,947 and 1,878,139 shares outstanding .                  $      19.34
Value:                                                                                                          ============
                Class B--Based on net assets of $278,180,536 and 14,428,301 shares outstanding                  $      19.28
                                                                                                                ============
                Class C--Based on net assets of $8,949,527 and 465,722 shares outstanding ....                  $      19.22
                                                                                                                ============
                Class D--Based on net assets of $14,916,072 and 770,814 shares outstanding ...                  $      19.35
                                                                                                                ============
============================================================================================================================

                See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                     For the Six Months Ended May 31, 2000
============================================================================================================
Investment Income:   Dividends (net of $160,208 foreign withholding tax).                      $   6,196,309
                     Interest and discount earned .......................                            439,434
                                                                                               -------------
                     Total income .......................................                          6,635,743
                                                                                               -------------
============================================================================================================
Expenses:            Account maintenance and distribution fees--Class B .   $   1,152,143
                     Investment advisory fees ...........................       1,115,530
                     Transfer agent fees--Class B .......................         141,560
                     Custodian fees .....................................          74,775
                     Professional fees ..................................          41,045
                     Account maintenance and distribution fees--Class C .          36,844
                     Registration fees ..................................          31,244
                     Accounting services ................................          28,989
                     Printing and shareholder reports ...................          28,575
                     Account maintenance fees--Class D ..................          19,462
                     Transfer agent fees--Class A .......................          15,218
                     Directors' fees and expenses .......................          12,543
                     Transfer agent fees--Class D .......................           5,959
                     Transfer agent fees--Class C .......................           4,660
                     Pricing fees .......................................           2,029
                     Other ..............................................           6,679
                                                                            -------------
                     Total expenses .....................................                          2,717,255
                                                                                               -------------
                     Investment income--net .............................                          3,918,488
                                                                                               -------------
============================================================================================================
Realized &           Realized gain (loss) from:
Unrealized Gain         Investments--net ................................     112,465,123
(Loss) on               Foreign currency transactions--net ..............         (23,695)       112,441,428
Investments &                                                               -------------
Foreign Currency     Change in unrealized appreciation/depreciation on:
Transactions--Net:      Investments--net ................................     (94,058,783)
                        Foreign currency transactions--net ..............          (7,452)       (94,066,235)
                                                                            -------------      -------------
                     Net Increase in Net Assets Resulting from Operations                      $  22,293,681
                                                                                               =============
============================================================================================================

                     See Notes to Financial Statements.


                                    10 & 11

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the Six        For the
                                                                                       Months Ended     Year Ended
                      Increase (Decrease) in Net Assets:                               May 31, 2000    Nov. 30, 1999
=====================================================================================================================
Operations:           Investment income--net ......................................   $   3,918,488    $   4,494,985
                      Realized gain on investments and foreign currency
                      transactions--net ...........................................     112,441,428       13,142,000
                      Change in unrealized appreciation/depreciation on investments
                      and foreign currency transactions--net ......................     (94,066,235)       8,553,202
                                                                                      -------------    -------------
                      Net increase in net assets resulting from operations ........      22,293,681       26,190,187
                                                                                      -------------    -------------
=====================================================================================================================
Dividends &           Investment income--net:
Distributions to         Class A ..................................................        (185,853)        (740,613)
Shareholders:            Class B ..................................................        (251,331)      (3,451,994)
                         Class C ..................................................          (5,717)         (98,007)
                         Class D ..................................................         (52,870)        (235,257)
                      Realized gain on investments--net:
                         Class A ..................................................      (1,724,416)      (3,200,306)
                         Class B ..................................................     (13,495,906)     (24,711,996)
                         Class C ..................................................        (379,134)        (613,584)
                         Class D ..................................................        (658,896)        (915,061)
                                                                                      -------------    -------------
                      Net decrease in net assets resulting from dividends and
                      distributions to shareholders ...............................     (16,754,123)     (33,966,818)
                                                                                      -------------    -------------
=====================================================================================================================
Capital Share         Net decrease in net assets derived from capital share
Transactions:         transactions ...............................................     (28,510,649)     (19,934,887)
                                                                                      -------------    -------------
=====================================================================================================================
Net Assets:           Total decrease in net assets ................................     (22,971,091)     (27,711,518)
                      Beginning of period .........................................     361,349,173      389,060,691
                                                                                      -------------    -------------
                      End of period* ..............................................   $ 338,378,082    $ 361,349,173
                                                                                      =============    =============
=====================================================================================================================
                      *  Undistributed investment income--net .....................   $   3,712,458    $     289,741
                                                                                      =============    =============
=====================================================================================================================

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                       Class A+
                                                                               -----------------------------------------------------
                                                                                For the
                   The following per share data and ratios have been derived   Six Months
                   from information provided in the financial statements.        Ended          For the Year Ended November 30,
                                                                                 May 31,    ----------------------------------------
                   Increase (Decrease) in Net Asset Value:                        2000        1999       1998       1997      1996
====================================================================================================================================
Per Share          Net asset value, beginning of period ....................    $ 19.16     $ 19.49    $ 16.97    $ 15.09   $ 13.52
Operating                                                                       -------     -------    -------    -------   -------
Performance:       Investment income--net ..................................        .28         .34        .41        .47       .50
                   Realized and unrealized gain on investments and
                   foreign currency transactions--net ......................        .87        1.14       3.77       2.35      1.84
                                                                                -------     -------    -------    -------   -------
                   Total from investment operations ........................       1.15        1.48       4.18       2.82      2.34
                                                                                -------     -------    -------    -------   -------
                   Less dividends and distributions:
                     Investment income--net ................................       (.10)       (.34)      (.42)      (.49)     (.53)
                     Realized gain on investments--net .....................       (.87)      (1.47)     (1.24)      (.45)     (.24)
                                                                                -------     -------    -------    -------   -------
                   Total dividends and distributions .......................       (.97)      (1.81)     (1.66)      (.94)     (.77)
                                                                                -------     -------    -------    -------   -------
                   Net asset value, end of period ..........................    $ 19.34     $ 19.16    $ 19.49    $ 16.97   $ 15.09
                                                                                =======     =======    =======    =======   =======
====================================================================================================================================
Total Investment   Based on net asset value per share ......................       5.99%++     8.17%     26.47%     19.65%    17.94%
Return:**                                                                       =======     =======    =======    =======   =======
====================================================================================================================================
Ratios to Average  Expenses ................................................        .80%*       .82%       .82%       .82%      .84%
Net Assets:                                                                     =======     =======    =======    =======   =======
                   Investment income--net ..................................       2.76%*      1.82%      2.26%      2.98%     3.51%
                                                                                =======     =======    =======    =======   =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................    $36,332     $38,309    $41,977    $38,825   $40,055
Data:                                                                           =======     =======    =======    =======   =======
                   Portfolio turnover ......................................      23.77%       7.43%      6.56%      6.23%     5.03%
                                                                                =======     =======    =======    =======   =======
====================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    12 & 13

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                       Class B+
                                                                               -----------------------------------------------------
                                                                                For the
                   The following per share data and ratios have been derived   Six Months
                   from information provided in the financial statements.        Ended          For the Year Ended November 30,
                                                                                 May 31,   -----------------------------------------
                   Increase (Decrease) in Net Asset Value:                        2000       1999       1998       1997      1996
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................     $  19.10    $  19.42   $  16.93   $  15.05  $  13.47
Operating                                                                      --------    --------   --------   --------  --------
Performance:       Investment income--net ................................          .20         .20        .27        .35       .39
                   Realized and unrealized gain on investments
                   and foreign currency transactions--net ................          .87        1.15       3.74       2.35      1.84
                                                                               --------    --------   --------   --------  --------
                   Total from investment operations ......................         1.07        1.35       4.01       2.70      2.23
                                                                               --------    --------   --------   --------  --------
                   Less dividends and distributions:
                     Investment income--net ..............................         (.02)       (.20)      (.28)      (.37)     (.41)
                     Realized gain on investments--net ...................         (.87)      (1.47)     (1.24)      (.45)     (.24)
                                                                               --------    --------   --------   --------  --------
                   Total dividends and distributions .....................         (.89)      (1.67)     (1.52)      (.82)     (.65)
                                                                               --------    --------   --------   --------  --------
                   Net asset value, end of period ........................     $  19.28    $  19.10   $  19.42   $  16.93  $  15.05
                                                                               ========    ========   ========   ========  ========
====================================================================================================================================
Total Investment   Based on net asset value per share ....................         5.59%++     7.41%     25.40%     18.77%    17.07%
Return:**                                                                      ========    ========   ========   ========  ========
====================================================================================================================================
Ratios to Average  Expenses ..............................................         1.56%*      1.59%      1.59%      1.59%     1.61%
Net Assets:                                                                    ========    ========   ========   ========  ========
                   Investment income--net ................................         1.99%*      1.06%      1.48%      2.22%     2.74%
                                                                               ========    ========   ========   ========  ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............     $278,181    $299,912   $327,589   $301,459  $335,487
Data:                                                                          ========    ========   ========   ========  ========
                   Portfolio turnover ....................................        23.77%       7.43%      6.56%      6.23%     5.03%
                                                                               ========    ========   ========   ========  ========
====================================================================================================================================

                                                                                                       Class C+
                                                                               -----------------------------------------------------
                                                                                For the
                   The following per share data and ratios have been derived   Six Months
                   from information provided in the financial statements.        Ended          For the Year Ended November 30,
                                                                                 May 31,    ----------------------------------------
                   Increase (Decrease) in Net Asset Value:                        2000        1999       1998       1997      1996
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................      $19.04      $19.37     $16.89     $15.03    $13.46
Operating                                                                       ------      ------     ------     ------    ------
Performance:       Investment income--net ................................         .20         .19        .25        .33       .38
                   Realized and unrealized gain on investments
                     and foreign currency transactions--net ..............         .86        1.14       3.73       2.35      1.84
                                                                                ------      ------     ------     ------    ------
                   Total from investment operations ......................        1.06        1.33       3.98       2.68      2.22
                                                                                ------      ------     ------     ------    ------
                   Less dividends and distributions:
                     Investment income--net ..............................        (.01)       (.19)      (.26)      (.37)     (.41)
                     Realized gain on investments--net ...................        (.87)      (1.47)     (1.24)      (.45)     (.24)
                                                                                ------      ------     ------     ------    ------
                   Total dividends and distributions .....................        (.88)      (1.66)     (1.50)      (.82)     (.65)
                                                                                ------      ------     ------     ------    ------
                   Net asset value, end of period ........................      $19.22      $19.04     $19.37     $16.89    $15.03
                                                                                ======      ======     ======     ======    ======
====================================================================================================================================
Total Investment   Based on net asset value per share ....................        5.59%++     7.34%     25.34%     18.66%    17.03%
Return:**                                                                       ======      ======     ======     ======    ======
====================================================================================================================================
Ratios to Average  Expenses ..............................................        1.62%*      1.65%      1.64%      1.63%     1.66%
Net Assets:                                                                     ======      ======     ======     ======    ======
                   Investment income--net ................................        2.02%*      1.02%      1.38%      2.07%     2.65%
                                                                                ======      ======     ======     ======    ======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............      $8,949      $8,381     $7,954     $5,486    $3,325
Data:                                                                           ======      ======     ======     ======    ======
                   Portfolio turnover ....................................       23.77%       7.43%      6.56%      6.23%     5.03%
                                                                                ======      ======     ======     ======    ======
====================================================================================================================================

                                                                                                       Class D+
                                                                               -----------------------------------------------------
                                                                                For the
                   The following per share data and ratios have been derived   Six Months
                   from information provided in the financial statements.        Ended          For the Year Ended November 30,
                                                                                 May 31,    ----------------------------------------
                   Increase (Decrease) in Net Asset Value:                        2000        1999       1998       1997      1996
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................      $ 19.17     $ 19.49    $ 16.98    $15.10    $13.55
Operating                                                                       -------     -------    -------    ------    ------
Performance:       Investment income--net ................................          .26         .30        .36       .43       .50
                   Realized and unrealized gain on investments
                   and foreign currency transactions--net ................          .86        1.15       3.77      2.35      1.79
                                                                                -------     -------    -------    ------    ------
                   Total from investment operations ......................         1.12        1.45       4.13      2.78      2.29
                                                                                -------     -------    -------    ------    ------
                   Less dividends and distributions:
                     Investment income--net ..............................         (.07)       (.30)      (.38)     (.45)     (.50)
                     Realized gain on investments--net ...................         (.87)      (1.47)     (1.24)     (.45)     (.24)
                                                                                -------     -------    -------    ------    ------
                   Total dividends and distributions .....................         (.94)      (1.77)     (1.62)     (.90)     (.74)
                                                                                -------     -------    -------    ------    ------
                   Net asset value, end of period ........................      $ 19.35     $ 19.17    $ 19.49    $16.98    $15.10
                                                                                =======     =======    =======    ======    ======
====================================================================================================================================
Total Investment   Based on net asset value per share ....................         5.85%++     7.96%     26.09%    19.35%    17.45%
Return:**                                                                       =======     =======    =======    ======    ======
====================================================================================================================================
Ratios to Average  Expenses ..............................................         1.05%*      1.07%      1.07%     1.06%     1.07%
Net Assets:                                                                     =======     =======    =======    ======    ======
                   Investment income--net ................................         2.60%*      1.60%      1.97%     2.70%     3.30%
                                                                                =======     =======    =======    ======    ======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............      $14,916     $14,747    $11,541    $6,935    $4,365
Data:                                                                           =======     =======    =======    ======    ======
                   Portfolio turnover ....................................        23.77%       7.43%      6.56%     6.23%     5.03%
                                                                                =======     =======    =======    ======    ======
====================================================================================================================================

                   *     Annualized.
                   **    Total investment returns exclude the effects of sales
                         charges.
                   +     Based on average shares outstanding.
                   ++    Aggregate total investment return.

                         See Notes to Financial Statements.


                                    14 & 15

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily


                                    16 & 17

                           Merrill Lynch Global Utility Fund, Inc., May 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ..................................            .25%              .50%
Class C ..................................            .25%              .55%
Class D ..................................            .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      MLFD              MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $   81             $  995
Class D ..............................               $  555             $6,690
--------------------------------------------------------------------------------

For the six months ended May 31, 2000, MLPF&S received contingent deferred sales charges of $104,987 and $311, relating to transactions in Class B Shares and Class C Shares, respectively.

In addition, MLPF&S received $23,257 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2000 were $82,784,770 and $171,200,381, respectively.

Net realized gains (losses) for the six months ended May 31, 2000 and net unrealized gains (losses) as of May 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                Realized           Unrealized
                                              Gains (Losses)      Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................      $ 112,465,123       $  76,048,407
Foreign currency transactions ..........            (23,695)            (11,934)
                                              -------------       -------------
Total ..................................      $ 112,441,428       $  76,036,473
                                              =============       =============
--------------------------------------------------------------------------------

As of May 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $76,048,407, of which $85,325,966 related to appreciated securities and $9,277,559 related to depreciated securities. The aggregate cost of investments at May 31, 2000 for Federal income tax purposes was $262,590,558.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $28,510,649 and $19,934,887 for the six months ended May 31, 2000 and for the year ended November 30, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended May 31, 2000                                   Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................           103,690       $  2,141,849
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            80,406          1,558,426
                                                  ----------       ------------
Total issued .............................           184,096          3,700,275
Shares redeemed ..........................          (305,134)        (6,246,781)
                                                  ----------       ------------
Net decrease .............................          (121,038)      $ (2,546,506)
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended November 30, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................           495,258       $  9,307,178
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           171,563          3,145,784
                                                  ----------       ------------
Total issued .............................           666,821         12,452,962
Shares redeemed ..........................          (821,807)       (15,270,384)
                                                  ----------       ------------
Net decrease .............................          (154,986)      $ (2,817,422)
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended May 31, 2000                                   Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................           335,349       $  6,780,971
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           546,020         10,534,303
                                                  ----------       ------------
Total issued .............................           881,369         17,315,274
Automatic conversion of shares ...........           (42,239)          (862,306)
Shares redeemed ..........................        (2,113,763)       (42,907,026)
                                                  ----------       ------------
Net decrease .............................        (1,274,633)      $(26,454,058)
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended November 30, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,192,359       $ 40,896,557
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................         1,193,461         21,827,524
                                                  ----------       ------------
Total issued .............................         3,385,820         62,724,081
Automatic conversion of shares ...........           (57,842)        (1,073,457)
Shares redeemed ..........................        (4,489,430)       (82,728,308)
                                                  ----------       ------------
Net decrease .............................        (1,161,452)      $(21,077,684)
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended May 31, 2000                                   Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................            67,936       $  1,379,048
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            17,202            330,820
                                                  ----------       ------------
Total issued .............................            85,138          1,709,868
Shares redeemed ..........................           (59,575)        (1,206,658)
                                                  ----------       ------------
Net increase .............................            25,563       $    503,210
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended November 30, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................           216,881       $  4,042,518
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            34,001            620,183
                                                  ----------       ------------
Total issued .............................           250,882          4,662,701
Shares redeemed ..........................          (221,267)        (4,058,280)
                                                  ----------       ------------
Net increase .............................            29,615       $    604,421
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended May 31, 2000                                   Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................            55,069       $  1,104,495
Automatic conversion of shares ...........            42,089            862,306
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            30,511            591,619
                                                  ----------       ------------
Total issued .............................           127,669          2,558,420
Shares redeemed ..........................          (126,237)        (2,571,715)
                                                  ----------       ------------
Net increase (decrease) ..................             1,432       $    (13,295)
                                                  ==========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended November 30, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................           328,342       $  6,144,143
Automatic conversion of shares ...........            57,639          1,073,457
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            53,368            979,083
                                                  ----------       ------------
Total issued .............................           439,349          8,196,683
Shares redeemed ..........................          (262,039)        (4,840,885)
                                                  ----------       ------------
Net increase .............................           177,310       $  3,355,798
                                                  ==========       ============
--------------------------------------------------------------------------------

5. Organizational Change and Reorganization Plan:

On March 31, 2000, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the Fund would acquire substantially all of the assets and liabilities of Merrill Lynch Utility Income Fund, Inc. in exchange for newly issued shares of the Fund. These Funds are registered, diversified, open-end management investment companies. Both entities are managed by MLAM. The Fund will change its name to Merrill Lynch Utilities and Telecommunications Fund, Inc. upon completion of the reorganization plan.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #11693--5/00

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